Share-based Payment Arrangements (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD	$ 1.18
Option price - USD	$ 0.80
Expected volatility (%)	105.77%
Expected duration (years)	4 years 11 months 12 days
Dividend yield (%)
Risk free rate interest rate (%)	1.41%
Binominal Model [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD	$ 368.39
Option price - USD	$ 369.39
Expected volatility (%)	79.16%
Expected duration (years)	7 years
Dividend yield (%)
Risk free rate interest rate (%)	2.40%
Minimum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD		$ 1.82	$ 1.06
Option price - USD		$ 3.28	$ 21.38
Expected volatility (%)		80.65%
Expected duration (years)		6 years 9 months 7 days	4 years
Risk free rate interest rate (%)		1.36%
Maximum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - USD		$ 2.17	$ 1.348
Option price - USD		$ 3.82	$ 28.40
Expected volatility (%)		80.91%
Expected duration (years)		6 years 11 months 19 days	8 years
Risk free rate interest rate (%)		1.39%